Note 5 - Accounts Receivable - Accounts Receivable (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Margin Clients [Member]
Accounts receivable-margin clients	$ 4,367,417	$ 1,698,861
Less: Allowance for doubtful accounts	0	0
Accounts receivable - net of allowance for doubtful account	4,367,417	1,698,861
Others [Member]
Accounts receivable-margin clients	12,048,306	12,928,570
Less: Allowance for doubtful accounts	(40,592)	(43,077)
Accounts receivable - net of allowance for doubtful account	12,007,714	12,885,493
Less: Allowance for doubtful accounts	$ (40,592)	$ (43,077)